Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS
31.	BORROWINGS

A reconciliation of liabilities arising from financing activities excluding bank overdrafts is as follows::

	January 1, 2024	Cashflows	Right of use assets obtained in exchange for operating lease obligations	Interest	Foreign currency translation difference and others	December 31, 2024
Lease liabilities
- current	-	(3,038)	7,354	166	2,995	7,477
- non-current	-	-	7,570	-	(3,107)	4,463
Bank borrowings	-	1,653,762	-	13,895	(23,664)	1,643,993